NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Provident VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account 1 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

DREYFUS CORPORATION

  Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

  Growth and Income Portfolio - Initial Shares (DGI)

DEUTSCHE ASSET & WEALTH MANAGEMENT

  Variable Series I - DWS Bond VIP - Class A (SVSB1)

  Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

  Variable Series I - DWS International VIP - Class A (SVSI1)

FEDERATED INVESTORS

  Managed Volatility Fund II (FVU2)

  Fund for US Government Securities II (FVUS2)

FIDELITY INVESTMENTS

  Equity-Income Portfolio - Initial Class (FEIP)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP Overseas Portfolio - Service Class 2 (FO2)

NATIONWIDE FUNDS GROUP

  NVIT Nationwide Fund - Class IV (TRF4)

  NVIT Government Bond Fund - Class IV (GBF4)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

  NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

  NVIT S&P 500 Index Fund - Class IV (GVEX4)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Invesco NVIT Comstock Value Fund - Class IV (EIF4)

  NVIT Money Market Fund - Class IV (SAM4)

PIMCO FUNDS

  Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

  Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

  Advantage VT Opportunity Fund - Class 2 (SVOF)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
4,437 shares (cost $145,355)	$178,693
Growth and Income Portfolio - Initial Shares (DGI)
10,187 shares (cost $252,629)	333,309
Variable Series I - DWS Bond VIP - Class A (SVSB1)
19,930 shares (cost $111,908)	113,604
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
19,470 shares (cost $194,259)	285,034
Variable Series I - DWS International VIP - Class A (SVSI1)
17,759 shares (cost $123,036)	130,354
Managed Volatility Fund II (FVU2)
6,556 shares (cost $56,740)	70,802
Fund for US Government Securities II (FVUS2)
9,319 shares (cost $103,602)	99,997
Equity-Income Portfolio - Initial Class (FEIP)
29,818 shares (cost $576,267)	712,341
High Income Portfolio - Initial Class (FHIP)
33,048 shares (cost $183,614)	180,111
VIP Asset Manager Portfolio - Initial Class (FAMP)
32,347 shares (cost $466,430)	492,644
VIP Growth Portfolio - Initial Class (FGP)
13,789 shares (cost $543,833)	1,021,051
VIP Growth Portfolio - Service Class 2 (FG2)
188 shares (cost $8,689)	13,713
VIP Overseas Portfolio - Service Class 2 (FO2)
433 shares (cost $7,217)	9,816
NVIT Nationwide Fund - Class IV (TRF4)
25,163 shares (cost $237,376)	480,618
NVIT Government Bond Fund - Class IV (GBF4)
15,097 shares (cost $174,032)	161,534
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,793 shares (cost $21,297)	23,347
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
8,333 shares (cost $79,129)	96,246
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
37,448 shares (cost $381,970)	460,616
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
6,447 shares (cost $70,679)	98,898
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
9,282 shares (cost $158,967)	209,965
NVIT S&P 500 Index Fund - Class IV (GVEX4)
78,159 shares (cost $725,963)	1,373,245
NVIT Large Cap Growth Fund - Class I (NVOLG1)
85,311 shares (cost $1,465,571)	1,678,927
NVIT Large Cap Growth Fund - Class II (NVOLG2)
379 shares (cost $6,278)	7,411
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
6,032 shares (cost $58,411)	121,304
NVIT Money Market Fund - Class IV (SAM4)
458,874 shares (cost $458,874)	458,874
Total Return Portfolio - Administrative Class (PMVTRA)
969 shares (cost $10,853)	10,602
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
3,496 shares (cost $37,027)	31,118
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
8,172 shares (cost $101,889)	127,735
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
663 shares (cost $19,632)	15,728
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

7,374 shares (cost $161,821)	234,036
Advantage VT Opportunity Fund - Class 2 (SVOF)
4,584 shares (cost $73,585)	124,417

Total Investments	$9,356,090

Other Accounts Receivable	281
Accounts Receivable - Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	928
Accounts Receivable - Managed Volatility Fund II (FVU2)	229
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	257
Accounts Receivable - VIP Asset Manager Portfolio - Initial Class (FAMP)	445
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	638
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	701
Accounts Receivable - NVIT S&P 500 Index Fund - Class IV (GVEX4)	521
Accounts Receivable - NVIT Money Market Fund - Class IV (SAM4)	269
Accounts Receivable - VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	51
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	137
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	129
Accounts Payable - Growth and Income Portfolio - Initial Shares (DGI)	(889)
Accounts Payable - Variable Series I - DWS Bond VIP - Class A (SVSB1)	(156)
Accounts Payable - Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	(594)
Accounts Payable - Variable Series I - DWS International VIP - Class A (SVSI1)	(360)
Accounts Payable - Fund for US Government Securities II (FVUS2)	(60)
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(439)
Accounts Payable - VIP Growth Portfolio - Initial Class (FGP)	(1,380)
Accounts Payable - VIP Growth Portfolio - Service Class 2 (FG2)	(333)
Accounts Payable - VIP Overseas Portfolio - Service Class 2 (FO2)	(265)
Accounts Payable - NVIT Nationwide Fund - Class IV (TRF4)	(688)
Accounts Payable - NVIT Government Bond Fund - Class IV (GBF4)	(471)
Accounts Payable - NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	(101)
Accounts Payable - NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	(367)
Accounts Payable - NVIT Large Cap Growth Fund - Class II (NVOLG2)	(44)
Accounts Payable - Invesco NVIT Comstock Value Fund - Class IV (EIF4)	(130)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(30)
Accounts Payable - VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(173)
Accounts Payable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	(73)

$9,354,123

Contract Owners’ Equity:
Accumulation units	9,354,123

Total Contract Owners’ Equity (note 5)	$9,354,123

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	DSRG	DGI	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2
Reinvested dividends	$113,910	2,231	1,849	2,919	6,578	9,760	2,567	2,480
Mortality and expense risk charges (note 2)	(131,625)	(2,604)	(3,456)	(1,620)	(6,692)	(1,914)	(926)	(1,505)

Net investment income (loss)	(17,715)	(373)	(1,607)	1,299	(114)	7,846	1,641	975

Realized gain (loss) on investments	525,257	11,162	14,554	169	158,171	(10,226)	568	(660)
Change in unrealized gain (loss) on investments	750,209	492	18,923	3,559	(112,292)	27,239	7,905	248

Net gain (loss) on investments	1,275,466	11,654	33,477	3,728	45,879	17,013	8,473	(412)

Reinvested capital gains	340,626	12,826	10,294	-	37,518	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,598,377	24,107	42,164	5,027	83,283	24,859	10,114	563

Investment Activity:	FEIP	FHIP	FAMP	FGP	FG2	FO2	TRF4	GBF4
Reinvested dividends	$12,468	10,660	9,147	2,346	32	110	4,641	3,500
Mortality and expense risk charges (note 2)	(10,023)	(2,735)	(7,526)	(15,252)	(258)	(155)	(6,282)	(2,720)

Net investment income (loss)	2,445	7,925	1,621	(12,906)	(226)	(45)	(1,641)	780

Realized gain (loss) on investments	37,971	509	10,570	144,548	14,816	3,137	7,762	(8,483)
Change in unrealized gain (loss) on investments	23,302	1,709	(7,272)	99,945	(10,924)	(182)	72,218	9,133

Net gain (loss) on investments	61,273	2,218	3,298	244,493	3,892	2,955	79,980	650

Reinvested capital gains	15,040	-	58,145	77,884	2,434	9	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$78,758	10,143	63,064	309,471	6,100	2,919	78,339	1,430

Investment Activity:	GVIDM	GVDIV4	NVMMG1	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2
Reinvested dividends	$400	2,587	-	489	-	22,441	7,726	16
Mortality and expense risk charges (note 2)	(371)	(1,338)	(4,823)	(1,290)	(3,129)	(18,286)	(21,591)	(92)

Net investment income (loss)	29	1,249	(4,823)	(801)	(3,129)	4,155	(13,865)	(76)

Realized gain (loss) on investments	4,393	4,220	14,140	877	16,700	54,269	35,890	17
Change in unrealized gain (loss) on investments	(2,750)	12,768	53,870	2,373	(3,388)	146,682	291,706	1,394

Net gain (loss) on investments	1,643	16,988	68,010	3,250	13,312	200,951	327,596	1,411

Reinvested capital gains	1,333	-	15,879	4,480	15,122	31,872	36,229	164

Net increase (decrease) in contract owners’ equity resulting from operations	$3,005	18,237	79,066	6,929	25,305	236,978	349,960	1,499

Investment Activity:	EIF4	SAM4	PMVTRA	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$4,551	2,038	212	795	590	-	-	777
Mortality and expense risk charges (note 2)	(2,081)	(6,888)	(145)	(456)	(1,677)	(990)	(3,200)	(1,600)

Net investment income (loss)	2,470	(4,850)	67	339	(1,087)	(990)	(3,200)	(823)

Realized gain (loss) on investments	25,131	-	-	(1,781)	15,875	(42,627)	11,739	1,846
Change in unrealized gain (loss) on investments	(4,650)	-	289	4,843	32,929	36,548	34,212	9,380

Net gain (loss) on investments	20,481	-	289	3,062	48,804	(6,079)	45,951	11,226

Reinvested capital gains	-	-	-	-	-	-	12,055	9,342

Net increase (decrease) in contract owners’ equity resulting from operations	$22,951	(4,850)	356	3,401	47,717	(7,069)	54,806	19,745

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		DSRG		DGI		SVSB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(17,715)	2,405	(373)	(116)	(1,607)	(367)	1,299	5,254
Realized gain (loss) on investments	525,257	208,694	11,162	10,498	14,554	2,594	169	465
Change in unrealized gain (loss) on investments	750,209	(390,488)	492	(14,240)	18,923	(8,366)	3,559	765
Reinvested capital gains	340,626	699,918	12,826	19,735	10,294	23,460	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,598,377	520,529	24,107	15,877	42,164	17,321	5,027	6,484

Equity transactions:
Purchase payments received from contract owners (note 2)	15,517	12,858	507	150	900	450	360	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(6,519)	1,465	(4,637)	106,201	-	162	35
Redemptions (note 2)	(1,303,011)	(838,555)	(33,037)	(30,003)	(39,544)	(5,388)	(9,430)	(22,826)
Net policy repayments (loans) (note 2)	(22,187)	(1,074)	(2,013)	-	-	-	-	-
Administrative charges (note 2)	(8,135)	(8,959)	(261)	(304)	(217)	(213)	(137)	(152)
Adjustments to maintain reserves	(3,227)	2,670	1,092	315	(1,622)	344	(372)	501

Net equity transactions	(1,321,043)	(839,579)	(32,247)	(34,479)	65,718	(4,807)	(9,417)	(22,442)

Net change in contract owners’ equity	277,334	(319,050)	(8,140)	(18,602)	107,882	12,514	(4,390)	(15,958)
Contract owners’ equity beginning of period	9,076,789	9,395,839	187,761	206,363	224,538	212,024	117,838	133,796

Contract owners’ equity end of period	$9,354,123	9,076,789	179,621	187,761	332,420	224,538	113,448	117,838

CHANGES IN UNITS:
Beginning units	6,657	7,389	107	128	122	125	129	153
Units purchased	239	40	2	-	52	-	1	1
Units redeemed	(1,123)	(772)	(19)	(21)	(21)	(3)	(11)	(25)

Ending units	5,773	6,657	90	107	153	122	119	129

	SVSGI1		SVSI1		FVU2		FVUS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(114)	439	7,846	12,367	1,641	1,779	975	1,212
Realized gain (loss) on investments	158,171	30,832	(10,226)	(18,402)	568	347	(660)	(59)
Change in unrealized gain (loss) on investments	(112,292)	(37,400)	27,239	4,068	7,905	1,329	248	(802)
Reinvested capital gains	37,518	48,013	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,283	41,884	24,859	(1,967)	10,114	3,455	563	351

Equity transactions:
Purchase payments received from contract owners (note 2)	1,175	600	830	796	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(248,764)	(4,004)	(247)	289	-	6,519	5,124	1,675
Redemptions (note 2)	(65,651)	(70,802)	(19,929)	(16,856)	(1,057)	(1,056)	(11,663)	(7,694)
Net policy repayments (loans) (note 2)	-	-	(701)	(98)	-	-	-	-
Administrative charges (note 2)	(287)	(370)	(92)	(94)	(52)	(36)	(43)	(62)
Adjustments to maintain reserves	(839)	491	(469)	29	(178)	490	(296)	102

Net equity transactions	(314,366)	(74,085)	(20,608)	(15,934)	(1,287)	5,917	(6,878)	(5,979)

Net change in contract owners’ equity	(231,083)	(32,201)	4,251	(17,901)	8,827	9,372	(6,315)	(5,628)
Contract owners’ equity beginning of period	515,523	547,724	125,743	143,644	62,204	52,832	106,252	111,880

Contract owners’ equity end of period	$284,440	515,523	129,994	125,743	71,031	62,204	99,937	106,252

CHANGES IN UNITS:
Beginning units	292	338	178	202	51	46	109	115
Units purchased	1	1	1	2	-	6	5	3
Units redeemed	(158)	(47)	(26)	(26)	(1)	(1)	(12)	(9)

Ending units	135	292	153	178	50	51	102	109

	FEIP		FHIP		FAMP		FGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,445	5,846	7,925	6,847	1,621	517	(12,906)	(12,989)
Realized gain (loss) on investments	37,971	(22,801)	509	1,159	10,570	926	144,548	61,900
Change in unrealized gain (loss) on investments	23,302	74,415	1,709	13,998	(7,272)	(14,608)	99,945	(155,842)
Reinvested capital gains	15,040	45,723	-	-	58,145	21,479	77,884	93,236

Net increase (decrease) in contract owners’ equity resulting from operations	78,758	103,183	10,143	22,004	63,064	8,314	309,471	(13,695)

Equity transactions:
Purchase payments received from contract owners (note 2)	5,254	5,550	210	193	-	322	1,551	450
Transfers between subaccounts (including fixed account), net (note 3)	754	(1,157)	16,868	(268)	460	302	(3,443)	1,996
Redemptions (note 2)	(85,045)	(97,039)	(28,831)	(22,598)	(83,351)	(8,256)	(234,274)	(107,514)
Net policy repayments (loans) (note 2)	(1,050)	(101)	-	-	-	-	(9,140)	(49)
Administrative charges (note 2)	(558)	(627)	(140)	(160)	(276)	(264)	(992)	(1,051)
Adjustments to maintain reserves	641	(1,335)	(236)	(414)	(17)	638	(492)	(1,670)

Net equity transactions	(80,004)	(94,709)	(12,129)	(23,247)	(83,184)	(7,258)	(246,790)	(107,838)

Net change in contract owners’ equity	(1,246)	8,474	(1,986)	(1,243)	(20,120)	1,056	62,681	(121,533)
Contract owners’ equity beginning of period	713,844	705,370	181,658	182,901	513,209	512,153	956,990	1,078,523

Contract owners’ equity end of period	$712,598	713,844	179,672	181,658	493,089	513,209	1,019,671	956,990

CHANGES IN UNITS:
Beginning units	300	345	145	165	349	354	449	503
Units purchased	3	3	13	-	-	1	1	1
Units redeemed	(34)	(48)	(22)	(20)	(51)	(6)	(91)	(55)

Ending units	269	300	136	145	298	349	359	449

	FG2		FO2		TRF4		GBF4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(226)	(458)	(45)	(20)	(1,641)	280	780	1,280
Realized gain (loss) on investments	14,816	329	3,137	50	7,762	1,051	(8,483)	(1,259)
Change in unrealized gain (loss) on investments	(10,924)	(3,320)	(182)	(1,259)	72,218	37,359	9,133	(897)
Reinvested capital gains	2,434	3,162	9	30	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,100	(287)	2,919	(1,199)	78,339	38,690	1,430	(876)

Equity transactions:
Purchase payments received from contract owners (note 2)	-	-	-	-	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	-	-	-	219	(279)	148	77
Redemptions (note 2)	(25,935)	-	(10,096)	-	(30,038)	(8,272)	(79,773)	(18,695)
Net policy repayments (loans) (note 2)	-	-	-	-	-	-	(27)	(24)
Administrative charges (note 2)	(51)	(82)	(23)	(37)	(417)	(425)	(210)	(319)
Adjustments to maintain reserves	(478)	82	(137)	46	(1,282)	781	(8)	(283)

Net equity transactions	(26,464)	-	(10,256)	9	(31,518)	(8,195)	(79,870)	(19,244)

Net change in contract owners’ equity	(20,364)	(287)	(7,337)	(1,190)	46,821	30,495	(78,440)	(20,120)
Contract owners’ equity beginning of period	33,744	34,031	16,888	18,078	433,109	402,614	239,503	259,623

Contract owners’ equity end of period	$13,380	33,744	9,551	16,888	479,930	433,109	161,063	239,503

CHANGES IN UNITS:
Beginning units	57	57	34	34	236	241	247	266
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(40)	-	(19)	-	(16)	(5)	(82)	(19)

Ending units	17	57	15	34	220	236	165	247

	GVIDM		GVDIV4		NVMMG1		SCVF4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29	76	1,249	1,315	(4,823)	(3,978)	(801)	(626)
Realized gain (loss) on investments	4,393	2,899	4,220	(325)	14,140	1,635	877	6,110
Change in unrealized gain (loss) on investments	(2,750)	(3,132)	12,768	1,508	53,870	(16,632)	2,373	5,210
Reinvested capital gains	1,333	2,748	-	-	15,879	33,415	4,480	7,941

Net increase (decrease) in contract owners’ equity resulting from operations	3,005	2,591	18,237	2,498	79,066	14,440	6,929	18,635

Equity transactions:
Purchase payments received from contract owners (note 2)	-	-	-	-	398	398	398	398
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(882)	177	108,545	242	1,722	(2,096)
Redemptions (note 2)	(18,692)	(12,427)	(8,936)	(15,376)	(30,293)	(235)	(352)	(9,213)
Net policy repayments (loans) (note 2)	-	-	-	-	-	-	-	-
Administrative charges (note 2)	(77)	(139)	(133)	(132)	(285)	(298)	(103)	(112)
Adjustments to maintain reserves	(130)	(277)	989	157	(322)	(121)	(196)	(702)

Net equity transactions	(18,899)	(12,843)	(8,962)	(15,174)	78,043	(14)	1,469	(11,725)

Net change in contract owners’ equity	(15,894)	(10,252)	9,275	(12,676)	157,109	14,426	8,398	6,910
Contract owners’ equity beginning of period	39,140	49,392	87,609	100,285	303,560	289,134	90,133	83,223

Contract owners’ equity end of period	$23,246	39,140	96,884	87,609	460,669	303,560	98,531	90,133

CHANGES IN UNITS:
Beginning units	45	60	80	95	254	254	61	70
Units purchased	-	-	1	1	77	-	1	-
Units redeemed	(21)	(15)	(8)	(16)	(25)	-	-	(9)

Ending units	24	45	73	80	306	254	62	61

	SCF4		GVEX4		NVOLG1		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,129)	(2,180)	4,155	5,186	(13,865)	(8,471)	(76)	(49)
Realized gain (loss) on investments	16,700	6,380	54,269	46,317	35,890	26,804	17	13
Change in unrealized gain (loss) on investments	(3,388)	5,204	146,682	39,185	291,706	(303,589)	1,394	(1,168)
Reinvested capital gains	15,122	30,664	31,872	22,311	36,229	310,366	164	1,314

Net increase (decrease) in contract owners’ equity resulting from operations	25,305	40,068	236,978	112,999	349,960	25,110	1,499	110

Equity transactions:
Purchase payments received from contract owners (note 2)	534	398	1,320	1,462	996	1,054	-	-
Transfers between subaccounts (including fixed account), net (note 3)	1,131	(1,781)	287	(5,405)	102,792	133,886	-	-
Redemptions (note 2)	(40,582)	(19,163)	(110,988)	(103,624)	(175,454)	(113,898)	-	-
Net policy repayments (loans) (note 2)	(2,379)	(24)	(5,010)	(652)	(1,288)	-	-	-
Administrative charges (note 2)	(201)	(205)	(1,119)	(1,230)	(1,254)	(1,243)	(4)	(4)
Adjustments to maintain reserves	203	474	(530)	2,165	(32)	501	(7)	3

Net equity transactions	(41,294)	(20,301)	(116,040)	(107,284)	(74,240)	20,300	(11)	(1)

Net change in contract owners’ equity	(15,989)	19,767	120,938	5,715	275,720	45,410	1,488	109
Contract owners’ equity beginning of period	226,655	206,888	1,252,828	1,247,113	1,403,435	1,358,025	5,879	5,770

Contract owners’ equity end of period	$210,666	226,655	1,373,766	1,252,828	1,679,155	1,403,435	7,367	5,879

CHANGES IN UNITS:
Beginning units	171	189	482	528	1,170	1,157	5	5
Units purchased	1	1	1	2	75	13	-	-
Units redeemed	(30)	(19)	(42)	(48)	(130)	-	-	-

Ending units	142	171	441	482	1,115	1,170	5	5

	EIF4		SAM4		PMVTRA		VWBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,470	1,836	(4,850)	(7,846)	67	72	339	(465)
Realized gain (loss) on investments	25,131	4,897	-	-	-	(2)	(1,781)	(492)
Change in unrealized gain (loss) on investments	(4,650)	16,146	-	-	289	58	4,843	2,563
Reinvested capital gains	-	-	-	10	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,951	22,879	(4,850)	(7,836)	356	128	3,401	1,606

Equity transactions:
Purchase payments received from contract owners (note 2)	-	-	326	239	-	-	360	-
Transfers between subaccounts (including fixed account), net (note 3)	(84)	(938)	(15,578)	456	-	-	157	4
Redemptions (note 2)	(61,066)	(16,302)	(38,234)	(120,802)	-	-	(6,133)	(685)
Net policy repayments (loans) (note 2)	-	-	(522)	(78)	-	-	-	-
Administrative charges (note 2)	(147)	(173)	(671)	(772)	(7)	(8)	(37)	(30)
Adjustments to maintain reserves	49	35	130	(106)	5	6	293	(123)

Net equity transactions	(61,248)	(17,378)	(54,549)	(121,063)	(2)	(2)	(5,360)	(834)

Net change in contract owners’ equity	(38,297)	5,501	(59,399)	(128,899)	354	126	(1,959)	772
Contract owners’ equity beginning of period	159,471	153,970	518,542	647,441	10,218	10,092	33,128	32,356

Contract owners’ equity end of period	$121,174	159,471	459,143	518,542	10,572	10,218	31,169	33,128

CHANGES IN UNITS:
Beginning units	147	165	813	1,001	10	10	40	41
Units purchased	-	-	2	1	-	-	1	-
Units redeemed	(51)	(18)	(88)	(189)	-	-	(7)	(1)

Ending units	96	147	727	813	10	10	34	40

	VWEM		VWHA		SVDF		SVOF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,087)	(1,068)	(990)	(838)	(3,200)	(2,676)	(823)	628
Realized gain (loss) on investments	15,875	1,807	(42,627)	(2,065)	11,739	1,919	1,846	3,000
Change in unrealized gain (loss) on investments	32,929	(2,692)	36,548	31,267	34,212	(1,827)	9,380	(3,732)
Reinvested capital gains	-	571	-	-	12,055	14,367	9,342	9,988

Net increase (decrease) in contract owners’ equity resulting from operations	47,717	(1,382)	(7,069)	28,364	54,806	11,783	19,745	9,884

Equity transactions:
Purchase payments received from contract owners (note 2)	-	-	-	-	-	-	398	398
Transfers between subaccounts (including fixed account), net (note 3)	(3,389)	1,040	(72,891)	(322)	(921)	56	164	(573)
Redemptions (note 2)	(30,315)	(1,079)	(94)	(944)	(23,213)	(3,141)	(1,005)	(4,409)
Net policy repayments (loans) (note 2)	(30)	(24)	(27)	(24)	-	-	-	-
Administrative charges (note 2)	(128)	(145)	(26)	(36)	(108)	(116)	(79)	(94)
Adjustments to maintain reserves	254	113	294	239	7	14	459	(28)

Net equity transactions	(33,608)	(95)	(72,744)	(1,087)	(24,235)	(3,187)	(63)	(4,706)

Net change in contract owners’ equity	14,109	(1,477)	(79,813)	27,277	30,571	8,596	19,682	5,178
Contract owners’ equity beginning of period	113,453	114,930	95,678	68,401	203,392	194,796	104,864	99,686

Contract owners’ equity end of period	$127,562	113,453	15,865	95,678	233,963	203,392	124,546	104,864

CHANGES IN UNITS:
Beginning units	102	102	76	77	300	305	96	101
Units purchased	-	2	-	-	-	1	1	1
Units redeemed	(25)	(2)	(63)	(1)	(29)	(6)	(1)	(6)

Ending units	77	102	13	76	271	300	96	96

	CAF4
	2017	2016
Investment activity:
Net investment income (loss)	$-	(382)
Realized gain (loss) on investments	-	42,167
Change in unrealized gain (loss) on investments	-	(54,057)
Reinvested capital gains	-	11,385

Net increase (decrease) in contract owners’ equity resulting from operations	-	(887)

Equity transactions:
Purchase payments received from contract owners (note 2)	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(131,813)
Redemptions (note 2)	-	(258)
Net policy repayments (loans) (note 2)	-	-
Administrative charges (note 2)	-	(26)
Adjustments to maintain reserves	-	203

Net equity transactions	-	(131,894)

Net change in contract owners’ equity	-	(132,781)
Contract owners’ equity beginning of period	-	132,781

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	157
Units purchased	-	-
Units redeemed	-	(157)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account 1 (the Separate Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Growth and Income Portfolio - Initial Shares (DGI)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

FEDERATED INVESTORS

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Overseas Portfolio - Service Class 2 (FO2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)*

Investors Trust Series - Service Class (MVITSC)*

New Discovery Series - Service Class (MNDSC)*

Research Series - Service Class (MVRSC)*

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

PIMCO FUNDS

High Yield Portfolio - Administrative Class (PMVHYA)*

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.40% to 1.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Annual Administrative Fee - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	9 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Death Benefit Rider	0.25%

(3) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $(45,599) and $0, respectively, and total transfers from the Separate Account to the fixed account were $22,187 and $1,074, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$9,356,090	$-	$-	$9,356,090

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	$16,864	$37,738
Growth and Income Portfolio - Initial Shares (DGI)	119,246	43,201
Variable Series I - DWS Bond VIP - Class A (SVSB1)	3,425	11,165
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	45,075	321,142
Variable Series I - DWS International VIP - Class A (SVSI1)	10,600	22,887
Managed Volatility Fund II (FVU2)	2,567	2,035
Fund for US Government Securities II (FVUS2)	7,594	13,196
Equity-Income Portfolio - Initial Class (FEIP)	32,236	95,330
High Income Portfolio - Initial Class (FHIP)	27,707	31,663
VIP Asset Manager Portfolio - Initial Class (FAMP)	67,775	91,135
VIP Growth Portfolio - Initial Class (FGP)	81,648	262,854
VIP Growth Portfolio - Service Class 2 (FG2)	2,466	26,243
VIP Overseas Portfolio - Service Class 2 (FO2)	119	10,284
NVIT Nationwide Fund - Class IV (TRF4)	4,914	36,751
NVIT Government Bond Fund - Class IV (GBF4)	3,627	82,703
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,733	19,146
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	2,587	11,289
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	125,676	36,229
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	7,071	1,720
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	16,701	46,188
NVIT S&P 500 Index Fund - Class IV (GVEX4)	55,499	134,846
NVIT Large Cap Growth Fund - Class I (NVOLG1)	150,825	202,505
NVIT Large Cap Growth Fund - Class II (NVOLG2)	181	102
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	4,602	63,422
NVIT Money Market Fund - Class IV (SAM4)	3,156	62,768
Total Return Portfolio - Administrative Class (PMVTRA)	212	162
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	1,343	6,662
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	590	35,539
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	264	74,299
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	12,063	27,442
Advantage VT Opportunity Fund - Class 2 (SVOF)	10,931	2,932

	$819,297	$1,813,578

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	1.40%	90	$1,995.79	$179,621	1.20%	13.73%
2016	1.40%	107	1,754.78	187,761	1.33%	8.84%
2015	1.40%	128	1,612.21	206,363	1.03%	-4.54%
2014	1.40%	132	1,688.89	222,934	1.04%	11.88%
2013	1.40%	147	1,509.62	221,914	1.22%	32.48%
Growth and Income Portfolio - Initial Shares (DGI)
2017	1.40%	153	2,172.68	332,420	0.74%	18.05%
2016	1.40%	122	1,840.48	224,538	1.21%	8.51%
2015	1.40%	125	1,696.19	212,024	0.86%	0.17%
2014	1.40%	136	1,693.28	230,286	0.77%	8.54%
2013	1.40%	192	1,559.98	299,517	0.92%	34.88%
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2017	1.40%	119	953.34	113,448	2.52%	4.36%
2016	1.40%	129	913.48	117,838	5.45%	4.46%
2015	1.40%	153	874.48	133,796	3.41%	-1.68%
2014	1.40%	223	889.41	198,339	3.52%	5.15%
2013	1.40%	242	845.85	204,696	3.68%	-4.38%
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
2017	1.40%	135	2,106.96	284,440	1.37%	19.34%
2016	1.40%	292	1,765.49	515,523	1.47%	8.95%
2015	1.40%	338	1,620.49	547,724	0.84%	3.78%
2014	1.40%	353	1,561.40	551,173	1.09%	10.27%
2013	1.40%	391	1,415.97	553,645	1.42%	35.42%
Variable Series I - DWS International VIP - Class A (SVSI1)
2017	1.40%	153	849.63	129,994	7.15%	20.27%
2016	1.40%	178	706.42	125,743	10.89%	-0.66%
2015	1.40%	202	711.11	143,644	4.16%	-6.80%
2014	1.40%	211	762.96	160,985	1.77%	-12.99%
2013	1.40%	244	876.89	213,961	5.11%	18.56%
Managed Volatility Fund II (FVU2)
2017	1.40%	50	1,420.62	71,031	3.86%	16.47%
2016	1.40%	51	1,219.69	62,204	4.69%	6.20%
2015	1.40%	46	1,148.52	52,832	4.27%	-8.84%
2014	1.40%	53	1,259.93	66,776	3.22%	2.47%
2013	1.40%	54	1,229.61	66,399	2.97%	20.05%
Fund for US Government Securities II (FVUS2)
2017	1.40%	102	979.77	99,937	2.30%	0.51%
2016	1.40%	109	974.79	106,252	2.49%	0.20%
2015	1.40%	115	972.87	111,880	2.69%	-0.88%
2014	1.40%	122	981.50	119,744	3.22%	3.17%
2013	1.40%	166	951.37	157,928	3.34%	-3.41%
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.40%	269	2,649.06	712,598	1.74%	11.33%
2016	1.40%	300	2,379.48	713,844	2.23%	16.38%
2015	1.40%	345	2,044.55	705,370	3.20%	-5.30%
2014	1.40%	358	2,158.97	772,911	2.76%	7.21%
2013	1.40%	436	2,013.84	878,034	2.52%	26.37%
High Income Portfolio - Initial Class (FHIP)
2017	1.40%	136	1,321.12	179,672	5.48%	5.45%
2016	1.40%	145	1,252.82	181,658	5.18%	13.02%
2015	1.40%	165	1,108.49	182,901	6.44%	-4.97%
2014	1.40%	176	1,166.43	205,292	5.44%	-0.25%
2013	1.40%	193	1,169.37	225,688	5.58%	4.47%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	1.40%	298	1,654.66	493,089	1.71%	12.52%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	1.40%	349	1,470.51	513,209	1.49%	1.64%
2015	1.40%	354	1,446.76	512,153	1.58%	-1.25%
2014	1.40%	372	1,465.08	545,009	1.39%	4.36%
2013	1.40%	435	1,403.85	610,674	1.58%	14.10%
VIP Growth Portfolio - Initial Class (FGP)
2017	1.40%	359	2,840.31	1,019,671	0.22%	33.26%
2016	1.40%	449	2,131.38	956,990	0.04%	-0.60%
2015	1.40%	503	2,144.18	1,078,523	0.26%	5.68%
2014	1.40%	522	2,028.85	1,059,057	0.17%	9.75%
2013	1.40%	628	1,848.60	1,160,921	0.29%	34.44%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	1.40%	17	787.05	13,380	0.18%	32.95%
2016	1.40%	57	592.00	33,744	0.00%	-0.84%
2015	1.40%	57	597.04	34,031	0.03%	5.42%
2014	1.40%	57	566.35	32,282	0.00%	9.47%
2013	1.40%	106	517.36	54,840	0.05%	34.11%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	1.40%	15	636.70	9,551	0.99%	28.19%
2016	1.40%	34	496.70	16,888	1.26%	-6.58%
2015	1.40%	34	531.70	18,078	1.15%	1.86%
2014	1.40%	34	521.99	17,748	0.85%	-9.57%
2013	1.40%	51	577.24	29,439	1.12%	28.36%
NVIT Nationwide Fund - Class IV (TRF4)
2017	1.40%	220	2,181.50	479,930	1.03%	18.87%
2016	1.40%	236	1,835.21	433,109	1.46%	9.85%
2015	1.40%	241	1,670.60	402,614	1.22%	-0.53%
2014	1.20% to 1.40%	285	192.13 to 1,679.58	417,695	1.12%	10.89% to 10.67%
2013	1.20% to 1.40%	342	173.25 to 1,517.62	463,907	1.33%	29.44% to 29.18%
NVIT Government Bond Fund - Class IV (GBF4)
2017	1.40%	165	976.14	161,063	1.80%	0.67%
2016	1.40%	247	969.65	239,503	1.89%	-0.65%
2015	1.40%	266	976.02	259,623	1.76%	-1.50%
2014	1.40%	269	990.88	266,546	2.00%	3.12%
2013	1.40%	271	960.86	260,394	2.06%	-5.47%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	1.40%	24	968.60	23,246	1.51%	11.36%
2016	1.40%	45	869.78	39,140	1.56%	5.66%
2015	1.40%	60	823.21	49,392	1.36%	-1.72%
2014	1.20% to 1.40%	214	084.72 to 837.62	64,894	1.53%	3.93% to 3.72%
2013	1.20% to 1.40%	246	081.52 to 807.59	87,577	1.58%	15.24% to 15.01%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2017	1.40%	73	1,327.17	96,884	2.71%	21.19%
2016	1.40%	80	1,095.12	87,609	2.82%	3.74%
2015	1.40%	95	1,055.63	100,285	1.16%	-6.41%
2014	1.20% to 1.40%	134	141.76 to 1,127.91	115,781	4.24%	-10.54% to -10.72%
2013	1.20% to 1.40%	152	158.46 to 1,263.38	151,151	2.03%	20.01% to 19.77%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	1.40%	306	1,505.46	460,669	0.00%	25.97%
2016	1.40%	254	1,195.12	303,560	0.00%	4.99%
2015	1.40%	254	1,138.32	289,134	0.00%	-1.57%
2014	1.20% to 1.40%	355	116.97 to 1,156.51	308,687	0.00%	2.79% to 2.59%
2013	1.20% to 1.40%	444	113.79 to 1,127.33	401,209	0.00%	37.29% to 37.01%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2017	1.40%	62	1,589.21	98,531	0.52%	7.55%
2016	1.40%	61	1,477.59	90,133	0.63%	24.28%
2015	1.40%	70	1,188.90	83,223	0.67%	-7.40%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.40%	82	1,283.96	105,284	0.49%	5.54%
2013	1.40%	131	1,216.62	159,377	0.67%	38.45%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2017	1.40%	142	1,483.56	210,666	0.00%	11.93%
2016	1.40%	171	1,325.47	226,655	0.32%	21.09%
2015	1.40%	189	1,094.64	206,888	0.37%	-3.00%
2014	1.40%	210	1,128.50	236,986	0.16%	-0.59%
2013	1.40%	236	1,135.15	267,894	0.15%	38.99%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2017	1.40%	441	3,115.12	1,373,766	1.71%	19.85%
2016	1.40%	482	2,599.23	1,252,828	1.82%	10.05%
2015	1.40%	528	2,361.96	1,247,113	1.83%	-0.23%
2014	1.40%	548	2,367.47	1,297,376	1.61%	11.72%
2013	1.40%	675	2,119.21	1,430,464	1.84%	30.24%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	1.40%	1,115	1,505.97	1,679,155	0.50%	25.55%
2016	1.40%	1,170	1,199.52	1,403,435	0.76%	2.20%
2015	1.40%	1,157	1,173.75	1,358,025	0.62%	3.63%
2014	1.40%	1,266	1,132.61	1,433,886	0.71%	7.29%
2013	1.40%	1,423	1,055.68	1,502,235	0.77%	34.80%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	1.40%	5	1,473.33	7,367	0.24%	25.31%
2016	1.40%	5	1,175.78	5,879	0.52%	1.89%
2015	1.40%	5	1,153.95	5,770	0.39%	3.37%
2014	1.40%	5	1,116.38	5,582	0.06%	7.05%
2013	1.40%	66	1,042.83	68,827	0.54%	34.39%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2017	1.40%	96	1,262.23	121,174	3.09%	16.35%
2016	1.40%	147	1,084.84	159,471	2.61%	16.25%
2015	1.40%	165	933.15	153,970	1.57%	-7.60%
2014	1.40%	171	1,009.88	172,690	1.65%	7.69%
2013	1.40%	200	937.77	187,553	0.00%	33.76%
NVIT Money Market Fund - Class IV (SAM4)
2017	1.40%	727	631.56	459,143	0.41%	-0.98%
2016	1.40%	813	637.81	518,542	0.01%	-1.39%
2015	1.40%	1,001	646.79	647,441	0.00%	-1.40%
2014	1.40%	1,021	655.98	669,753	0.00%	-1.40%
2013	1.40%	1,306	665.29	868,871	0.00%	-1.40%
High Yield Portfolio - Administrative Class (PMVHYA)
2013	1.40%	19	1,003.90	19,074	5.45%	4.26%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	1.40%	10	1,057.17	10,572	2.02%	3.46%
2016	1.40%	10	1,021.85	10,218	2.08%	1.25%
2015	1.40%	10	1,009.21	10,092	5.00%	-0.97%
2014	1.40%	10	1,019.10	10,191	1.78%	2.81%
2013	1.40%	55	991.24	54,518	2.20%	-3.33%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	1.40%	34	916.73	31,169	2.44%	10.69%
2016	1.40%	40	828.20	33,128	0.00%	4.95%
2015	1.40%	41	789.16	32,356	6.41%	-14.30%
2014	1.40%	41	920.80	37,753	5.24%	0.76%
2013	1.40%	45	913.82	41,122	2.27%	-10.43%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	1.40%	77	1,656.65	127,562	0.50%	48.94%
2016	1.40%	102	1,112.28	113,453	0.46%	-1.29%
2015	1.40%	102	1,126.76	114,930	0.57%	-15.19%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.40%	123	1,328.55	163,412	0.53%	-1.80%
2013	1.40%	137	1,352.90	185,347	1.78%	10.46%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	1.40%	13	1,220.38	15,865	0.00%	-3.06%
2016	1.40%	76	1,258.92	95,678	0.38%	41.72%
2015	1.40%	77	888.33	68,401	0.03%	-34.37%
2014	1.40%	77	1,353.61	104,228	0.09%	-20.23%
2013	1.40%	92	1,696.88	156,113	0.67%	9.00%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	1.40%	271	863.33	233,963	0.00%	27.34%
2016	1.40%	300	677.97	203,392	0.00%	6.15%
2015	1.40%	305	638.68	194,796	0.00%	-2.83%
2014	1.40%	306	657.30	201,133	0.00%	-1.04%
2013	1.40%	315	664.21	209,226	0.01%	41.80%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	1.40%	96	1,297.35	124,546	0.68%	18.77%
2016	1.40%	96	1,092.33	104,864	2.02%	10.67%
2015	1.40%	101	986.99	99,686	0.13%	-4.43%
2014	1.40%	106	1,032.77	109,473	0.06%	8.89%
2013	1.40%	111	948.46	105,279	0.20%	28.86%
American Century NVIT Growth Fund - Class IV (obsolete) (CAF4)
2015	1.40%	157	845.74	132,781	0.36%	3.17%
2014	1.40%	162	819.78	132,805	0.34%	9.78%
2013	1.40%	179	746.76	133,671	0.69%	27.94%

2017	Contract Owners’ Equity:				$9,354,123
2016	Contract Owners’ Equity:				$9,076,789
2015	Contract Owners’ Equity:				$9,395,839
2014	Contract Owners’ Equity:				$10,036,691
2013	Contract Owners’ Equity:				$11,431,465
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.